Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Tax rates
Federal	34.00%	34.00%
State	8.84%	8.84%
	42.84%	42.84%